International Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loans:
Accrued interest receivable	$ 31,572,000	$ 31,461,000
International banking services
Loans:
Commercial	138,125,000	150,078,000
Others	40,888,000	35,143,000
Total loans	179,013,000	185,221,000
Less allowance for probable loan losses	(1,152,000)	(1,060,000)
Net loans	177,861,000	184,161,000
Accrued interest receivable	697,000	702,000
Outstanding standby and commercial letters of credit	116,905,000
Revenues	$ 6,113,000	$ 6,034,000	$ 6,085,000